Non-current provisions and other non-current liabilities (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Disclosure of non-current provisions and other provisions [line items]
Noncurrent provisions and other noncurrent liabilities	€ 750,738,000		€ 1,004,672,000
Other non-current liabilities	622,291,000
Reconciliation of changes in noncurrent provisions
Beginning balance non-current provisions	128,447,000	€ 182,834,000
Foreign currency translation	3,519,000
Changes in consolidation group	(46,826,000)
Utilized	1,267,000
Reversed	6,133,000
Additions	22,214,000
Reclassifications	(25,894,000)
Ending balance non-current provisions	128,447,000	182,834,000
Provision for share based plans	71,784,000		87,967,000
Noncontrolling interests subject to put provisions
Disclosure of non-current provisions and other provisions [line items]
Other non-current liabilities	324,295,000		361,224,000
Variable payments outstanding for acquisitions
Disclosure of non-current provisions and other provisions [line items]
Other non-current liabilities	115,061,000		191,080,000
Derivatives
Disclosure of non-current provisions and other provisions [line items]
Other non-current liabilities	11,820,000		€ 103,461,000
1 to 3 Years
Disclosure of non-current provisions and other provisions [line items]
Noncurrent provisions and other noncurrent liabilities	457,382,000
3 to 5 Years
Disclosure of non-current provisions and other provisions [line items]
Noncurrent provisions and other noncurrent liabilities	107,080,000
Over 5 Years
Disclosure of non-current provisions and other provisions [line items]
Noncurrent provisions and other noncurrent liabilities	186,276,000
Personnel expenses
Reconciliation of changes in noncurrent provisions
Beginning balance non-current provisions	84,439,000	100,474,000
Foreign currency translation	2,339,000
Changes in consolidation group	0
Utilized	688,000
Reversed	566,000
Additions	8,774,000
Reclassifications	(25,894,000)
Ending balance non-current provisions	84,439,000	100,474,000
Medical malpractice
Reconciliation of changes in noncurrent provisions
Beginning balance non-current provisions	29,231,000	29,027,000
Foreign currency translation	208,000
Changes in consolidation group	0
Utilized	0
Reversed	5,413,000
Additions	5,409,000
Reclassifications	0
Ending balance non-current provisions	29,231,000	29,027,000
Income Tax Liability [Member]
Disclosure of non-current provisions and other provisions [line items]
Noncurrent provisions and other noncurrent liabilities	0
Reconciliation of changes in noncurrent provisions
Beginning balance non-current provisions		42,325,000
Foreign currency translation	658,000
Changes in consolidation group	(47,715,000)
Utilized	140,000
Reversed	0
Additions	4,872,000
Reclassifications	0
Ending balance non-current provisions		42,325,000
Other non-current provisions
Reconciliation of changes in noncurrent provisions
Beginning balance non-current provisions	14,777,000	11,008,000
Foreign currency translation	314,000
Changes in consolidation group	889,000
Utilized	439,000
Reversed	154,000
Additions	3,159,000
Reclassifications	0
Ending balance non-current provisions	€ 14,777,000	€ 11,008,000